Note 7 - Subordinated Notes Payable	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
7.	Subordinated notes payable:

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2023	2022	2022

Issued March 2019, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 14), effective interest rate of 10.41%, maturing March 2029.	$4,916	$4,908	$4,906

Issued April 2021, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of US $75.0 million, effective interest rate of 5.38%, maturing May 2031.	96,669	100,043	93,800

	$101,585	$104,951	$98,706